LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	May 31, 2021	Feb. 28, 2021	Jun. 25, 2020
LIABILITIES AND DEBT
Outstanding balance	$ 798,759	$ 297,438	$ 713,182
Bailey LLC
LIABILITIES AND DEBT
Aggregate principal amount				$ 5,500,000
Promissory note, annual interest rate (as a percent)				8.00%
Interest rate				8.00%
H&J
LIABILITIES AND DEBT
Note payable - related party	$ 129,489	$ 129,489	299,489
Aggregate principal amount			153,860		$ 75,000
Promissory note, annual interest rate (as a percent)	7.76%	9.90%			7.76%
Interest rates of notes	12.00%	12.00%
Interest rate	7.76%	9.90%			7.76%
Outstanding balance	$ 73,187	$ 73,187	149,962
PPP Loan
LIABILITIES AND DEBT
Aggregate principal amount			203,994
PPP Loan | Bailey LLC
LIABILITIES AND DEBT
Aggregate principal amount			204,000			$ 407,994
Convertible Note Payable, Net	933,295	933,295
Economic Injury Disaster Loan
LIABILITIES AND DEBT
Aggregate principal amount	146,707	147,438
Promissory note, annual interest rate (as a percent)							3.75%
Convertible Note Payable, Net		147,438
Interest rate							3.75%
Economic Injury Disaster Loan | H&J
LIABILITIES AND DEBT
Convertible Note Payable, Net		150,000
Merchant Advances
LIABILITIES AND DEBT
Net proceeds	1,040,148	1,335,360
Repayments of debt	$ 1,613,457	$ 1,078,385
Merchant Advances | H&J
LIABILITIES AND DEBT
Promissory note, annual interest rate (as a percent)		9.90%
Proceeds from debt		$ 147,267	140,000
Interest rate		9.90%
Outstanding balance		$ 63,433	$ 149,962